Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares [1]	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares
Statement [Line Items]
Net sales	$ 34,455	$ 671,725	$ 554,923	$ 490,425
Other operating revenues	76	1,477	1,338	2,541
Total revenues	34,531	673,202	556,261	492,966
Cost of goods sold	21,622	421,534	342,548	303,313
Gross profit	12,909	251,668	213,713	189,653
Administrative expenses	1,769	34,486	27,219	22,988
Selling expenses	8,070	157,340	134,079	123,405
Other income	56	1,088	5,887	3,343
Other expenses	147	2,870	3,727	12,381
Interest expense	837	16,314	16,938	17,516
Interest income	197	3,842	1,464	2,100
Foreign exchange loss (gain), net	191	3,729	(1,314)	(385)
Gain on monetary position, net	27	527	738	384
Market value loss (gain) on financial instruments	36	706	(38)	264
Income before income taxes and share in the profit of equity method accounted investees	2,139	41,680	41,191	19,311
Income taxes	738	14,395	14,278	14,819
Share in the profit (loss) of equity method accounted investees, net of tax	383	7,458	10,765	(736)
CONSOLIDATED NET INCOME	1,784	34,743	37,678	3,756
Controlling interest	1,228	23,909	28,495	(1,930)
Non-controlling interest	$ 556	$ 10,834	$ 9,183	$ 5,686
Series B shares
Controlling interest basic earnings (loss) per share
Controlling interest basic earnings (loss) per share | (per share)	$ 0.06	$ 1.19	$ 1.42	$ (0.10)
Controlling interest diluted earnings (loss) per share
Controlling interest diluted earnings (loss) per share | (per share)	0.06	1.19	1.42	(0.10)
Series D shares
Controlling interest basic earnings (loss) per share
Controlling interest basic earnings (loss) per share | (per share)	0.08	1.49	1.78	(0.12)
Controlling interest diluted earnings (loss) per share
Controlling interest diluted earnings (loss) per share | (per share)	$ 0.08	$ 1.49	$ 1.78	$ (0.12)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3